UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04222

Morgan Stanley New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Tax-Free Income Fund*

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (105.9%)
	Guam (0.2%)
$135	Territory of Guam Section 30, Ser A	5.625%	12/01/29	$137,253
	New York (97.2%)
2,000	Battery Park City Authority, Ser 2003 A	5.00	11/01/24	2,145,800
1,510	Brooklyn Arena Local Development Corp., Ser 2009 (a)	0.00	07/15/34	316,330
200	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	207,052
200	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	207,040
425	Chautauqua County Industrial Development Agency, Dunkirk Power Project	5.875	04/01/42	432,420
500	City of New York, Ser 2005 G	5.00	12/01/26	523,450
750	City of New York, Ser 2008 F1	5.50	11/15/28	822,720
400	City of New York, Subser 2008 G-1	6.25	12/15/35	463,324
405	City of New York, Subser 2008 I-1	5.00	02/01/25	429,745
675	County of Nassau, Ser 2009 (AGC Insd)	5.00	10/01/27	729,020
500	Essex County Industrial Development Agency, Ser A (AMT)	5.20	12/01/23	478,550
500	Hempstead Town Industrial Development Agency, Hofstra University Ser 1996 (NATL-RE Insd)	5.80	07/01/15	506,160
2,000	Long Island Power Authority, Ser 2000 A (AGM Insd) (a)	0.00	06/01/18	1,552,080
1,000	Madison County Industrial Development Agency, Colgate University Project Ser 2003 B	5.00	07/01/33	1,017,010
1,500	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (AGM Insd)	5.25	11/15/24	1,576,230
500	Metropolitan Transportation Authority, Dedicated Tax Ser 2009 B	5.00	11/15/34	522,105
615	Metropolitan Transportation Authority, Ser 2009 B	5.25	11/15/27	664,643
500	Nassau County Industrial Development Agency, (Series A)	5.875	01/01/18	492,835
1,000	Nassau County Tobacco Settlement Corp., Ser 2006	5.25	06/01/26	947,740
2,000	New York City Health & Hospital Corp., Health Ser 2003 A (AMBAC Insd)	5.25	02/15/22	2,069,460
1,375	New York City Housing Development Corp., East Midtown - FHA Ins Sec 223 Ser 1978	6.50	11/15/18	1,379,685
1,432	New York City Housing Development Corp., Ruppert - FHA Ins Sec 223 Ser 1978	6.50	11/15/18	1,507,782
425	New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	428,498
1,000	New York City Industrial Development Agency, Airis JFK I LLC Ser 2001 A (AMT)	5.50	07/01/28	831,360
625	New York City Industrial Development Agency, IAC/Interactive Corp., Ser 2005	5.00	09/01/35	544,131
500	New York City Industrial Development Agency, New York Stock Exchange Refg Ser 2009	5.00	05/01/25	522,245
500	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	444,190
1,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/46	846,960
1,035	New York City Industrial Development Agency, Royal Charter Properties - The New York & Presbyterian Hospital Parking Ser 2001 (AGM Insd)	5.25	12/15/32	1,051,684
425	New York City Industrial Development Agency, Staten Island University Hospital	6.375	07/01/31	421,774

$2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50%	01/01/24	$2,025,360
1,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Ser 2009 FF	5.50	06/15/40	1,105,580
500	New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25	01/15/27	534,805
500	New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25	01/15/39	527,680
350	New York City Transitional Finance Authority, Ser 2009 2	6.00	07/15/33	396,833
595	New York City Transitional Finance Authority, Ser 2009 S-5	5.00	01/15/31	608,120
755	New York City Transitional Finance Authority,, Ser 2009 (b)	5.00	05/01/28	804,649
605	New York City Transitional Finance Authority,, Ser 2009 A (b)	5.00	05/01/29	644,785
605	New York City Transitional Finance Authority,, Ser 2009 A (b)	5.00	05/01/30	644,785
1,000	New York Counties Tobacco Trust IV, Ser 2005 A	5.00	06/01/45	795,770
975	New York Mortgage Agency, Homeowner Ser 143 (AMT)	4.90	10/01/37	932,461
660	New York State Dormitory Authority, Brooklyn Law School Ser 2009	5.75	07/01/33	676,097
1,000	New York State Dormitory Authority, Catholic Health Long Island - St Francis Hospital Ser 2004	5.00	07/01/27	977,320
500	New York State Dormitory Authority, City University System Consolidated Fifth General Ser 2005 A (NATL-RE & FGIC Insd)	5.50	07/01/21	566,895
4,725	New York State Dormitory Authority, Cornell University - Ser 2009 A (b)	5.00	07/01/35	4,934,554
710	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)	5.50	05/15/27	785,111
555	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)	5.50	05/15/31	600,776
500	New York State Dormitory Authority, Manhattan Marymount 2009	5.25	07/01/29	496,965
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)	5.00	02/15/27	526,385
1,000	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (NATL-RE & FGIC Insd)	5.00	08/01/29	1,015,800
500	New York State Dormitory Authority, New York School District Ser 2008 D (AGC Insd)	5.75	10/01/24	550,790
500	New York State Dormitory Authority, New York School District Ser 2009 C (AGC Insd)	5.00	10/01/24	538,375
1,300	New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd)	5.50	07/01/31	1,499,940
660	New York State Dormitory Authority, New York University Ser 2008	5.00	07/01/38	687,568
1,000	New York State Dormitory Authority, North Shore Long Island Jewish Group Ser 2007 A	5.00	05/01/32	968,770
500	New York State Dormitory Authority, Orange Regional Medical Center Ser 2008	6.125	12/01/29	490,710
1,000	New York State Dormitory Authority, School District Ser 2002 C (NATL-RE Insd)	5.25	04/01/21	1,077,880
1,000	New York State Dormitory Authority, School District Ser 2002 E (NATL-RE Insd)	5.50	10/01/17	1,084,170
2,000	New York State Dormitory Authority, State University Ser 1993 A	5.25	05/15/15	2,219,440

$1,865	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375%		07/01/16	$2,208,757
2,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	2,017,560
700	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. Ser 1991 B (AMT)	12.732	(c)	07/01/26	702,121
900	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Ser 2009 A (b)	5.125		06/15/38	955,197
1,000	New York State Thruway Authority, Ser 2007 H (NATL-RE & FGIC Insd)	5.00		01/01/29	1,033,000
500	New York State Thruway Authority, Ser 2009 B	5.00		04/01/29	528,185
750	New York State Urban Development Corp., Service Contract Ref Ser 2008 B	5.25		01/01/24	804,382
935	North Syracuse Central School District, Onondaga County Ref Ser 2009 A (NATL-RE & FGIC Insd)	5.00		06/15/23	1,024,601
425	Oneida County Industrial Development Agency, St. Elizabeth Medical Center, Ser A	5.875		12/01/29	396,151
350	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT) (d)	6.625		10/01/35	350,949
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	901,270
545	Town of Hempstead Local Development Corp., Molloy College, Ser 2009	5.75		07/01/39	547,273
200	Triborough Bridge & Tunnel Authority, Ser 2008	4.75		11/15/29	206,800
350	Trust for Cultural Resources, Carnegie Hall Ser A	5.00		12/01/39	357,788
475	TSASC, Inc., Tobacco Settlement Ser 2006-1	5.125		06/01/42	388,403
810	United Nations Development Corp., Ser 2009 A	5.00		07/01/26	847,803
1,500	Westchester Tobacco Asset Securitization, Ser 2005	5.125		06/01/45	1,219,515
					67,290,152
	Puerto Rico (8.0%)
275	Puerto Rico Commonwealth Infrastructure Financing Authority, Ser 2005 C (AMBAC Insd)	5.50		07/01/27	275,583
1,000	Puerto Rico Electric Power Authority, Ser 2007 TT	5.00		07/01/37	961,100
500	Puerto Rico Electric Power Authority, Ser WW	5.25		07/01/33	499,955
2,000	Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50		07/01/15	2,154,400
1,000	Puerto Rico Infrastructure Financing Authority, Ser 2000 A	5.375		10/01/10 (e)	1,035,610
345	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	361,108
215	Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375		08/01/39	221,020
					5,508,776
	Virgin Islands (0.5%)
345	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625		10/01/29	369,730

	Total Investments (Cost $70,646,655) (f)(g)			105.9%	73,305,911
	Other Assets in Excess of Liabilities			1.4	964,447
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.28% to 0.30% at March 31, 2010 and contractual maturities of collateral ranging from 05/01/28 to 06/15/38 (h)			(7.3)	(5,060,000)
	Net Assets			100.0%	$69,210,358

AMT	Alternative Minimum Tax.
CR	Custodial Receipts.
ETM	Escrowed to Maturity.

FHA	Federal Housing Administration.
(a)	Capital appreciation bond.
(b)	Underlying security related to inverse floater entered into by the Fund.
(c)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $702,121 which represents 1.0% of net assets.

(d)	Resale is restricted to qualified institutional investors.
(e)	Prefunded to call date shown.
(f)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(h)

Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2010, Fund investments with a value of $7,983,969 are held by the Dealer Trusts and serve as collateral for the $5,060,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

ACA	ACA Financial Guaranty Corporation.
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley New York Tax-Free Income Fund*

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Tax-Exempt Municipal Bonds	$73,305,911	—	$73,305,911	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*              Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010